UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, May 17, 2001

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        27

Form 13F Information Table Value Total:  $244,600

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103   9209     502875   SH         SOLE        12000       490875
Ametek, Inc.                         COM   031100100  10726     388625   SH         SOLE        10000       378625
Amli Residential                     COM   001735109   4505     202025   SH         SOLE         6400       195625
Carecentric                          COM   14166Y106    120      50342   SH         SOLE          511        49831
Cathay Bancorp                       COM   149150104   8806     181102   SH         SOLE         2000       179102
Cendant Corp.                        COM   151313103  16205    1110700   SH         SOLE        29000      1081700
Championship Auto                    COM   158711101   3848     237525   SH         SOLE         6500       231025
Chateau Communities                  COM   161739107  16898     558614   SH         SOLE        10500       548114
Cooper Industries                    COM   216669101  10564     315825   SH         SOLE         7900       307925
Dentsply Intl. Inc.                  COM   249030107  21947     601300   SH         SOLE        14000       587300
Dover Downs Entertainment, Inc.      COM   260086103   2423     193800   SH         SOLE         9000       184800
Equity Office Properties Trust       COM   294741103  12249     437450   SH         SOLE         9900       427550
Federal Home Loan Mtg. Corp.         COM   313400301   7693     118665   SH         SOLE         3000       115665
GBC Bancorp                          COM   361475106   5186     181950   SH         SOLE        12100       169850
GPU, Inc.                            COM   36225X100   7213     222000   SH         SOLE         6000       216000
Hanmi Financial Group                COM   410495105  11580     678683   SH         SOLE         3214       675469
H&R Block                            COM   093671105  11915     238010   SH         SOLE         6700       231310
International Speedway Corp.'A       COM   460335201   8025     216514   SH         SOLE         3800       212714
Littelfuse, Inc.                     COM   537008104   9541     379750   SH         SOLE         7400       372350
Mercury General Corp.                COM   589400100  15580     479375   SH         SOLE        12000       467375
Mestek, Inc.                         COM   590829107   5854     295675   SH         SOLE         3000       292675
National Golf Properties, Inc.       COM   63623G109  22292     900325   SH         SOLE        18500       881825
Northeast Utilities                  COM   664397106   2139     123050   SH         SOLE         7800       115250
Post Properties, Inc.                COM   737464107   5901     168587   SH         SOLE         3700       164887
Speedway Motorsports                 COM   847788106   3727     143350   SH         SOLE         5800       137550
Sun Communities                      COM   866674104   6965     211060   SH         SOLE         4000       207060
Washington Post                      COM   939640108   3491       6040   SH         SOLE          500         5540